OTHER ACCOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2021
OTHER ACCOUNTS RECEIVABLE

NOTE 7 - OTHER ACCOUNTS RECEIVABLE:

	December 31,	December 31,
	2021	2020

Related parties	$126	$-
Advances to suppliers	-	28
Prepaid expenses	50	263
Government institutions	251	60
Other	7	2
	$434	$353

A2Z SMART TECHNOLOGIES CORP.

(Formerly A2Z TECHNOLOGIES CANADA CORP.)

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

(Expressed in Thousands of US Dollars, except per share data)